Consolidated Income Statements (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Interest income	¥ 843,712	¥ 939,921
Interest expense	139,973	242,059
Net interest income	703,739	697,862
Fee and commission income	608,157	542,388
Fee and commission expense	113,484	99,774
Net fee and commission income	494,673	442,614
Net trading income	94,980	114,571
Net income from financial assets and liabilities at fair value through profit or loss	97,643	107,224
Net investment income	62,549	135,721
Other income	52,595	63,636
Total operating income	1,506,179	1,561,628
Impairment charges on financial assets	18,770	245,319
Net operating income	1,487,409	1,316,309
General and administrative expenses	879,731	799,242
Other expenses	126,224	92,269
Operating expenses	1,005,955	891,511
Share of post-tax profit of associates and joint ventures	27,899	9,393
Profit before tax	509,353	434,191
Income tax expense	140,759	108,814
Net profit	368,594	325,377
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	361,393	316,382
Non-controlling interests	1,836	2,566
Other equity instruments holders	¥ 5,365	¥ 6,429
Earnings per share:
Basic	¥ 263.66	¥ 230.94
Diluted	¥ 263.55	¥ 230.82